As filed with the Securities and Exchange Commission on October 20, 2016

Securities Act File No. 333-56203

Investment Company Act File No. 811-08797

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 88	☒
(Check appropriate box or boxes)

BLACKROCK SMALL CAP GROWTH FUND II

OF BLACKROCK SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Small Cap Growth Fund II

of BlackRock Series, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of common stock, par value $.0001 per share.

BlackRock Master LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on October 20, 2016.

BLACKROCK SMALL CAP GROWTH FUND II OF BLACKROCK SERIES, INC. (REGISTRANT)

By	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer (Principal Executive Officer)	October 20, 2016
(John M. Perlowski)

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	October 20, 2016
(Neal J. Andrews)

DAVID O. BEIM*	Director
(David O. Beim)

SUSAN J. CARTER*	Director
(Susan J. Carter)

COLLETTE CHILTON*	Director
(Collette Chilton)

NEIL A. COTTY*	Director
(Neil A. Cotty)

DR. MATINA S. HORNER*	Director
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

	ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)

	MARK STALNECKER*	Director
(Mark Stalnecker)

	KENNETH L. URISH*	Director
(Kenneth L. Urish)

	CLAIRE A. WALTON*	Director
(Claire A. Walton)

	FREDERICK W. WINTER*	Director
(Frederick W. Winter)

	BARBARA G. NOVICK*	Director
(Barbara G. Novick)

*By:	/S/ BENJAMIN ARCHIBALD		October 20, 2016
(Benjamin Archibald, Attorney-In-Fact)

SIGNATURES

BlackRock Master LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on October 20, 2016.

BLACKROCK MASTER LLC, ON BEHALF OF BLACKROCK MASTER SMALL CAP GROWTH PORTFOLIO

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer (Principal Executive Officer)	October 20, 2016
(John M. Perlowski)

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	October 20, 2016
(Neal J. Andrews)

DAVID O. BEIM*	Director
(David O. Beim)

SUSAN J. CARTER*	Director
(Susan J. Carter)

COLLETTE CHILTON*	Director
(Collette Chilton)

NEIL A. COTTY*	Director
(Neil A. Cotty)

DR. MATINA S. HORNER*	Director
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)

	MARK STALNECKER*	Director
(Mark Stalnecker)

	KENNETH L. URISH*	Director
(Kenneth L. Urish)

	CLAIRE A. WALTON*	Director
(Claire A. Walton)

	FREDERICK W. WINTER*	Director
(Frederick W. Winter)

	BARBARA G. NOVICK*	Director
(Barbara G. Novick)

*By:	/S/ BENJAMIN ARCHIBALD		October 20, 2016
(Benjamin Archibald, Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase